Muzinich Low Duration Fund
SCHEDULE OF INVESTMENTS at September 30, 2023 (Unaudited)
Principal Amount †		Value
CORPORATE BONDS: 81.2%
Agency: 0.3%
	Istituto per il Credito Sportivo
$2,800,000	5.250%, 10/31/2025	$2,988,977

Airlines: 1.2%
	American Airlines Inc/AAdvantage Loyalty IP Ltd
1,874,583	5.500%, 04/20/2026 [1]	1,832,542
	Cathay Pacific MTN Financing HK Ltd
2,440,000	4.875%, 08/17/2026	2,339,690
	Delta Air Lines Inc
1,110,000	7.000%, 05/01/2025 [1]	1,122,532
	Delta Air Lines Inc / SkyMiles IP Ltd
1,769,507	4.500%, 10/20/2025 [1]	1,719,544
	Korean Air Lines Co Ltd
900,000	4.750%, 09/23/2025	881,354
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
993,750	6.500%, 06/20/2027 [1]	985,783
	Singapore Airlines Ltd
1,100,000	3.000%, 07/20/2026	1,030,206
	Wizz Air Finance Co BV
2,300,000	1.350%, 01/19/2024	2,403,504
625,000	1.000%, 01/19/2026	582,787
		12,897,942

Automotive & Auto Parts: 5.9%
	Benteler International AG
1,400,000	9.375%, 05/15/2028	1,505,066
	Continental AG
910,000	4.000%, 03/01/2027	958,705
6,075,000	3.625%, 11/30/2027	6,283,037
	Ford Motor Credit Co LLC
600,000	3.810%, 01/09/2024	593,679
850,000	3.250%, 09/15/2025	867,620
3,650,000	3.375%, 11/13/2025	3,395,449
2,500,000	4.867%, 08/03/2027	2,613,628
	Forvia SE
1,100,000	2.625%, 06/15/2025	1,123,679
1,900,000	7.250%, 06/15/2026	2,075,657
1,100,000	2.750%, 02/15/2027	1,050,428
	General Motors Financial Co Inc
1,150,000	5.100%, 01/17/2024	1,146,471
2,000,000	3.950%, 04/13/2024	1,973,455
600,000	2.250%, 09/06/2024	705,590
1,170,000	4.350%, 04/09/2025	1,137,944
	Genuine Parts Co
200,000	1.750%, 02/01/2025	188,666
	Harley-Davidson Financial Services Inc
3,000,000	5.125%, 04/05/2026	3,209,435
	Hyundai Capital America
3,000,000	5.800%, 06/26/2025	2,988,842
1,825,000	1.650%, 09/17/2026 [1]	1,611,646
	IHO Verwaltungs GmbH
1,600,000	3.750%, 4.50, 09/15/2026	1,592,616
2,250,000	8.750%, 9.50, 05/15/2028	2,459,455
	Jaguar Land Rover Automotive PLC
900,000	2.200%, 01/15/2024	943,580
2,200,000	5.875%, 11/15/2024	2,330,658
1,100,000	7.750%, 10/15/2025 [1]	1,103,583
1,625,000	4.500%, 07/15/2028	1,510,474
	Kia Corp
650,000	1.000%, 04/16/2024	632,930
1,990,000	2.375%, 02/14/2025	1,898,910
1,200,000	3.250%, 04/21/2026	1,126,263
3,000,000	1.750%, 10/16/2026	2,656,249
	Mercedes-Benz Finance North America LLC
550,000	4.950%, 03/30/2025 [1]	545,456
550,000	4.800%, 03/30/2026 [1]	540,628
	Nissan Motor Acceptance Co LLC
1,000,000	6.950%, 09/15/2026	1,007,962
	Nissan Motor Co Ltd
2,250,000	3.522%, 09/17/2025 [1]	2,127,195
700,000	2.652%, 03/17/2026	706,180
	ZF Europe Finance BV
800,000	2.500%, 10/23/2027	740,119
	ZF Finance GmbH
3,200,000	3.000%, 09/21/2025	3,237,158
		58,588,413

Banking: 18.5%
	ABN AMRO Bank NV
500,000	4.750%, 07/28/2025	484,743
	AIB Group PLC
1,700,000	1.875% (5 Year Swap Rate EUR + 2.150%), 11/19/2029 [2]	1,711,386
7,100,000	2.875% (5 Year Swap Rate EUR + 3.300%), 05/30/2031 [2]	6,944,091
	Australia & New Zealand Banking Group Ltd
2,700,000	2.950% (5 Year CMT Rate + 1.288%), 07/22/2030 [1,2]	2,505,434
	Banco de Sabadell SA
3,600,000	5.375% (5 Year Swap Rate EUR + 5.100%), 12/12/2028 [2]	3,805,815
900,000	2.500% (5 Year Swap Rate EUR + 2.950%), 04/15/2031 [2]	847,934
	Bank of America Corp
1,100,000	4.000%, 01/22/2025	1,070,827
450,000	3.841% (US Secured Overnight Financing Rate + 1.110%), 04/25/2025 [2]	443,706
1,945,000	4.827% (US Secured Overnight Financing Rate + 1.750%), 07/22/2026 [2]	1,896,979
900,000	4.376% (US Secured Overnight Financing Rate + 1.580%), 04/27/2028 [2]	850,186
	Bank of Ireland Group PLC
1,650,000	4.875% (1 Year EUR Swap Rate + 2.050%), 07/16/2028 [2]	1,757,333
1,050,000	2.375% (5 Year Swap Rate EUR + 2.800%), 10/14/2029 [2]	1,071,191
3,910,000	1.375% (5 Year Swap Rate EUR + 1.650%), 08/11/2031 [2]	3,675,714
	Barclays PLC
5,000,000	1.007% (1 Year CMT Rate + .800%), 12/10/2024 [2]	4,946,004
2,000,000	7.325% (1 Year CMT Rate + 3.050%), 11/02/2026 [2]	2,030,895
1,400,000	5.829% (US Secured Overnight Financing Rate + 2.210%), 05/09/2027 [2]	1,375,560
1,100,000	1.125% (5 Year Swap Rate EUR + 1.550%), 03/22/2031 [2]	1,028,157
	BBVA Bancomer SA
5,150,000	4.375%, 04/10/2024	5,095,701
	BNP Paribas SA
3,000,000	2.591% (US Secured Overnight Financing Rate + 1.228%), 01/20/2028 [2]	2,674,478
	BPCE SA
1,270,000	5.700%, 10/22/2023 [1]	1,268,812
2,510,000	5.150%, 07/21/2024 [1]	2,470,664
6,200,000	4.500%, 03/15/2025 [1]	5,981,752
	CaixaBank SA
2,375,000	6.684% (US Secured Overnight Financing Rate + 2.080%), 09/13/2027 [1,2]	2,375,286
3,000,000	2.250% (5 Year Swap Rate EUR + 1.680%), 04/17/2030 [2]	2,997,171
1,800,000	6.250% (5 Year Swap Rate EUR + 3.550%), 02/23/2033 [2]	1,909,743
	Ceska sporitelna AS
1,200,000	6.693% (3 Month EURIBOR + 3.700%), 11/14/2025 [2]	1,288,729
1,700,000	5.943% (3 Month EURIBOR + 2.400%), 06/29/2027 [2]	1,817,445
	Citigroup Inc
900,000	4.140% (US Secured Overnight Financing Rate + 1.372%), 05/24/2025 [2]	887,447
	Commonwealth Bank of Australia
2,500,000	1.936% (5 Year Swap Rate EUR + 1.450%), 10/03/2029 [2]	2,543,597
	Cooperatieve Rabobank UA
3,800,000	4.000% (5 Year Swap Rate USD + 1.892%), 04/10/2029 [2]	3,734,366
	Credit Agricole SA
5,500,000	1.907% (US Secured Overnight Financing Rate + 1.676%), 06/16/2026 [1,2]	5,115,248
	Danske Bank A/S
2,400,000	6.259% (1 Year CMT Rate + 1.180%), 09/22/2026 [1,2]	2,401,068
4,400,000	4.000% (1 Year EUR Swap Rate + .950%), 01/12/2027 [2]	4,609,689
1,500,000	2.500% (5 Year Swap Rate EUR + 2.500%), 06/21/2029 [2]	1,554,051
1,000,000	1.500% (5 Year Swap Rate EUR + 1.900%), 09/02/2030 [2]	981,201
2,000,000	1.000% (5 Year Swap Rate EUR + 1.400%), 05/15/2031 [2]	1,898,885
	Deutsche Bank AG
200,000	1.000% (3 Month EURIBOR + 1.600%), 11/19/2025 [2]	202,424
2,700,000	3.961% (US Secured Overnight Financing Rate + 2.581%), 11/26/2025 [2]	2,608,843
2,500,000	6.119% (US Secured Overnight Financing Rate + 3.190%), 07/14/2026 [2]	2,474,181
1,650,000	7.146% (US Secured Overnight Financing Rate + 2.520%), 07/13/2027 [2]	1,662,024
	HSBC Holdings PLC
1,585,000	1.162% (US Secured Overnight Financing Rate + .580%), 11/22/2024 [2]	1,570,166
	HSBC USA Inc
3,325,000	5.625%, 03/17/2025	3,306,526
	ING Groep NV
2,700,000	2.500% (5 Year Swap Rate EUR + 2.150%), 02/15/2029 [2]	2,818,927
900,000	1.625% (5 Year Swap Rate EUR + 1.250%), 09/26/2029 [2]	913,207
	Intesa Sanpaolo SPA
7,300,000	5.017%, 06/26/2024 [1]	7,130,952
1,600,000	3.250%, 09/23/2024 [1]	1,550,780
1,000,000	4.375% (5 Year Swap Rate EUR + 4.750%), 07/12/2029 [2]	1,046,784
	Islandsbanki HF
1,625,000	7.375%, 05/17/2026	1,777,268
	KBC Group NV
3,300,000	5.796% (1 Year CMT Rate + 2.100%), 01/19/2029 [1,2]	3,225,816
	Landsbankinn HF
1,950,000	0.500%, 05/20/2024	2,004,351
1,600,000	0.375%, 05/23/2025	1,566,906
	Lloyds Banking Group PLC
5,500,000	5.985% (1 Year CMT Rate + 1.480%), 08/07/2027 [2]	5,455,492
	Nationwide Building Society
2,000,000	1.500% (3 Month EURIBOR + .930%), 03/08/2026 [2]	2,022,147
625,000	4.000%, 09/14/2026 [1]	580,349
3,550,000	2.000% (5 Year Swap Rate EUR + 1.500%), 07/25/2029 [2]	3,637,916
	NatWest Group PLC
200,000	5.847% (1 Year CMT Rate + 1.350%), 03/02/2027 [2]	197,500
2,325,000	3.754% (5 Year CMT Rate + 2.100%), 11/01/2029 [2]	2,214,493
	NBK SPC Ltd
750,000	1.625% (US Secured Overnight Financing Rate + 1.050%), 09/15/2027 [2]	666,705
	Nordea Bank Abp
2,000,000	1.000% (5 Year Swap Rate EUR + 1.300%), 06/27/2029 [2]	2,043,635
	Nova Ljubljanska Banka dd
2,100,000	6.000% (1 Year EUR Swap Rate + 4.835%), 07/19/2025 [2]	2,228,986
1,100,000	7.125% (1 Year EUR Swap Rate + 3.606%), 06/27/2027 [2]	1,199,983
	Permanent TSB Group Holdings PLC
2,525,000	6.625% (EURIBOR ICE Swap Rate + 3.500%), 04/25/2028 [2]	2,704,549
	Raiffeisen Bank International AG
900,000	4.125%, 09/08/2025	940,267
1,000,000	1.500% (5 Year Swap Rate EUR + 2.150%), 03/12/2030 [2]	925,522
	Santander UK Group Holdings PLC
1,500,000	0.391% (EURIBOR ICE Swap Rate + .730%), 02/28/2025 [2]	1,557,837
	Santander UK PLC
4,230,000	5.000%, 11/07/2023 [1]	4,221,502
	Skandinaviska Enskilda Banken AB
3,750,000	4.000%, 11/09/2026	3,938,818
	SNB Funding Ltd
2,000,000	2.750%, 10/02/2024	1,927,490
	Societe Generale SA
1,160,000	5.000%, 01/17/2024	1,153,126
	Standard Chartered PLC
4,690,000	6.170% (1 Year CMT Rate + 2.050%), 01/09/2027 [2]	4,668,427
1,400,000	3.516% (5 Year CMT Rate + 1.850%), 02/12/2030 [2]	1,316,781
705,000	2.500% (5 Year Swap Rate EUR + 2.800%), 09/09/2030 [2]	704,135
	State Bank of India
3,450,000	4.375%, 01/24/2024	3,431,663
	UniCredit SPA
450,000	2.000% (5 Year Swap Rate EUR + 2.400%), 09/23/2029 [2]	455,442
1,600,000	2.731% (5 Year Swap Rate EUR + 2.800%), 01/15/2032 [2]	1,491,746
	Virgin Money UK PLC
2,000,000	2.875% (1 Year EUR Swap Rate + 3.250%), 06/24/2025 [2]	2,069,785
2,200,000	7.875% (UK Government Bonds 5 Year Note Generic Bid Yield + 7.128%), 12/14/2028 [2]	2,680,916
2,050,000	5.125% (UK Government Bonds 5 Year Note Generic Bid Yield + 5.250%), 12/11/2030 [2]	2,352,577
	Volksbank Wien AG
2,800,000	5.192% (5 Year Swap Rate EUR + 2.550%), 10/06/2027 [2]	2,904,055
	Westpac Banking Corp
5,245,000	2.894% (5 Year CMT Rate + 1.350%), 02/04/2030 [2]	4,946,371
		186,548,658

Broadcasting: 1.1%
	Netflix Inc
4,000,000	4.875%, 04/15/2028	3,879,960
	Pinewood Finance Co Ltd
500,000	3.250%, 09/30/2025	573,874
	Take-Two Interactive Software Inc
206,000	5.000%, 03/28/2026	202,236
	Warnermedia Holdings Inc
5,968,000	3.638%, 03/15/2025	5,758,135
		10,414,205

Building Materials: 0.5%
	James Hardie International Finance DAC
2,655,000	3.625%, 10/01/2026	2,705,133
922,000	5.000%, 01/15/2028 [1]	861,326
	Standard Industries Inc
2,000,000	2.250%, 11/21/2026	1,872,785
		5,439,244

Cable/Satellite TV: 0.9%
	CCO Holdings LLC / CCO Holdings Capital Corp
3,250,000	5.500%, 05/01/2026 [1]	3,142,728
	DISH Network Corp
2,200,000	11.750%, 11/15/2027	2,219,840
	ITV PLC
975,000	2.000%, 12/01/2023	1,027,034
	United Group BV
1,400,000	3.125%, 02/15/2026	1,356,927
1,360,000	7.031% (3 Month EURIBOR + 3.250%), 02/15/2026 [2]	1,419,835
		9,166,364

Capital Goods: 2.1%
	Caterpillar Financial Services Corp
2,750,000	3.742%, 09/04/2026	2,899,765
	Daimler Truck Finance North America LLC
2,475,000	1.625%, 12/13/2024 [1]	2,352,556
1,150,000	3.500%, 04/07/2025 [1]	1,110,708
	Ingersoll Rand Inc
1,475,000	5.400%, 08/14/2028	1,451,479
	Regal Rexnord Corp
1,640,000	6.050%, 02/15/2026 [1]	1,621,837
	Traton Finance Luxembourg SA
4,200,000	0.125%, 11/10/2024	4,238,721
4,400,000	0.125%, 03/24/2025	4,361,598
800,000	4.125%, 11/22/2025	837,987
	Westinghouse Air Brake Technologies Corp
2,525,000	4.150%, 03/15/2024	2,501,462
		21,376,113

Chemicals: 2.0%
	Celanese US Holdings LLC
1,950,000	6.350%, 11/15/2028	1,928,764
	INEOS Finance PLC
3,900,000	2.875%, 05/01/2026	3,837,240
1,775,000	6.625%, 05/15/2028	1,845,112
	INEOS Quattro Finance 2 PLC
2,400,000	2.500%, 01/15/2026	2,316,735
	International Flavors & Fragrances Inc
4,400,000	1.750%, 03/14/2024	4,596,222
600,000	1.230%, 10/01/2025 [1]	538,130
	Orbia Advance Corp SAB de CV
1,020,000	4.000%, 10/04/2027	937,636
	Sinochem Offshore Capital Co Ltd
4,500,000	1.500%, 11/24/2024	4,273,405
		20,273,244

Consumer-Products: 0.4%
	Haleon UK Capital PLC
2,370,000	3.125%, 03/24/2025	2,277,303
	Haleon US Capital LLC
381,000	3.375%, 03/24/2027	353,676
	Kimberly-Clark de Mexico SAB de CV
1,791,000	3.250%, 03/12/2025	1,719,521
		4,350,500

Containers: 0.9%
	Amcor Flexibles North America Inc
850,000	4.000%, 05/17/2025	822,477
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
2,000,000	2.125%, 08/15/2026	1,880,805
	Ball Corp
3,000,000	0.875%, 03/15/2024	3,120,203
	Berry Global Inc
350,000	5.500%, 04/15/2028 [1]	338,374
	Crown European Holdings SA
2,950,000	2.875%, 02/01/2026	2,982,895
	Trivium Packaging Finance BV
500,000	7.531% (3 Month EURIBOR + 3.750%), 08/15/2026 [2]	522,380
		9,667,134

Diversified Financial Services: 13.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2,815,000	1.150%, 10/29/2023	2,804,404
1,000,000	4.875%, 01/16/2024	996,102
1,801,000	3.150%, 02/15/2024	1,780,710
3,275,000	1.650%, 10/29/2024	3,117,109
2,039,000	2.450%, 10/29/2026	1,827,832
800,000	6.100%, 01/15/2027	796,573
	Air Lease Corp
3,800,000	4.250%, 02/01/2024	3,773,910
2,560,000	2.200%, 01/15/2027	2,269,489
	AIR Lease Corp Sukuk Ltd
1,025,000	5.850%, 04/01/2028	1,021,849
	Aircastle Ltd
3,897,000	4.125%, 05/01/2024	3,842,201
4,430,000	5.250%, 08/11/2025 [1]	4,317,280
	Ares Capital Corp
1,680,000	4.200%, 06/10/2024	1,649,933
1,525,000	4.250%, 03/01/2025	1,467,091
200,000	3.250%, 07/15/2025	187,446
3,875,000	7.000%, 01/15/2027	3,877,805
	Aviation Capital Group LLC
1,500,000	5.500%, 12/15/2024 [1]	1,475,392
1,000,000	4.125%, 08/01/2025 [1]	951,881
4,500,000	3.500%, 11/01/2027 [1]	3,979,234
	Avolon Holdings Funding Ltd
700,000	5.125%, 10/01/2023 [1]	700,000
2,130,000	5.500%, 01/15/2026 [1]	2,063,117
1,425,000	4.250%, 04/15/2026 [1]	1,340,210
	AXA Logistics Europe Master SCA
575,000	0.375%, 11/15/2026	532,961
	Blue Owl Capital Corp
2,705,000	4.000%, 03/30/2025	2,573,483
1,115,000	3.750%, 07/22/2025	1,045,384
	BOC Aviation Ltd
3,000,000	6.941% (3 Month LIBOR USD + 1.300%), 05/21/2025 [2]	2,997,148
	BOC Aviation USA Corp
1,000,000	1.625%, 04/29/2024	974,514
	Credit Suisse AG
6,300,000	5.500%, 08/20/2026	6,855,281
	DAE Funding LLC
3,850,000	1.550%, 08/01/2024	3,688,261
5,192,000	2.625%, 03/20/2025	4,886,420
	DAE Sukuk Difc Ltd
280,000	3.750%, 02/15/2026	262,625
	doValue SPA
1,750,000	5.000%, 08/04/2025	1,783,137
1,050,000	3.375%, 07/31/2026	960,225
	Encore Capital Group Inc
1,750,000	4.875%, 10/15/2025	1,806,533
775,000	5.375%, 02/15/2026	872,003
	Garfunkelux Holdco 3 SA
2,870,000	6.750%, 11/01/2025	2,345,899
500,000	7.750%, 11/01/2025	464,957
	Goldman Sachs Group Inc
2,400,000	3.000%, 03/15/2024	2,367,290
1,931,000	5.798% (US Secured Overnight Financing Rate + 1.075%), 08/10/2026 [2]	1,917,080
	GTCR W-2 Merger Sub LLC / GTCR W Dutch Finance Sub BV
625,000	8.500%, 01/15/2031	780,632
	ICD Funding Ltd
1,850,000	4.625%, 05/21/2024	1,828,557
	Intrum AB
2,700,000	4.875%, 08/15/2025	2,600,564
150,000	3.500%, 07/15/2026	126,077
	Jerrold Finco PLC
1,075,000	4.875%, 01/15/2026	1,231,876
	LeasePlan Corp NV
400,000	0.250%, 09/07/2026	375,027
	Macquarie Bank Ltd
2,100,000	4.875%, 06/10/2025 [1]	2,044,890
	Macquarie Group Ltd
5,000,000	6.207%, 11/22/2024 [1]	5,000,010
	Mirae Asset Securities Co Ltd
4,780,000	2.625%, 07/30/2025	4,408,535
	Mitsubishi HC Capital UK PLC
425,000	0.000%, 10/29/2024	427,389
	Morgan Stanley
600,000	4.679% (US Secured Overnight Financing Rate + 1.669%), 07/17/2026 [2]	584,708
2,500,000	6.138% (US Secured Overnight Financing Rate + 1.770%), 10/16/2026 [2]	2,503,258
	Nasdaq Inc
850,000	5.350%, 06/28/2028	835,091
	Navient Corp
2,750,000	6.125%, 03/25/2024	2,737,792
	ORIX Corp
4,000,000	1.919%, 04/20/2026	4,004,415
	Park Aerospace Holdings Ltd
5,320,000	5.500%, 02/15/2024 [1]	5,294,389
	Power Finance Corp Ltd
2,000,000	3.250%, 09/16/2024	1,945,180
	REC Ltd
800,000	5.250%, 11/13/2023	798,824
2,300,000	3.375%, 07/25/2024	2,248,710
200,000	2.250%, 09/01/2026	180,224
2,840,000	2.750%, 01/13/2027	2,551,372
	Sherwood Financing PLC
1,520,000	8.406% (3 Month EURIBOR + 4.625%), 11/15/2027 [2]	1,569,496
	Shriram Finance Ltd
900,000	4.150%, 07/18/2025	850,591
	SoftBank Group Corp
750,000	3.125%, 01/06/2025	710,906
1,475,000	4.000%, 07/06/2026	1,340,406
	Synchrony Financial
3,750,000	4.875%, 06/13/2025	3,597,075
		131,148,763

Diversified Media: 0.3%
	Prosus NV
3,600,000	3.257%, 01/19/2027	3,190,889

Energy: 1.6%
	Blue Racer Midstream LLC / Blue Racer Finance Corp
2,100,000	7.625%, 12/15/2025 [1]	2,109,797
	CrownRock LP / CrownRock Finance Inc
2,170,000	5.625%, 10/15/2025 [1]	2,137,439
	Energy Transfer LP
1,000,000	4.250%, 04/01/2024	991,142
	MPLX LP
2,308,000	4.875%, 12/01/2024	2,276,161
	ONEOK Inc
775,000	5.550%, 11/01/2026	770,859
	Plains All American Pipeline LP / PAA Finance Corp
2,176,000	4.650%, 10/15/2025	2,113,915
	Sabine Pass Liquefaction LLC
147,000	5.750%, 05/15/2024	146,716
	USA Compression Partners LP / USA Compression Finance Corp
1,180,000	6.875%, 09/01/2027	1,145,264
	Williams Cos Inc
3,000,000	4.550%, 06/24/2024	2,968,186
1,375,000	5.400%, 03/02/2026	1,364,864
		16,024,343

Food & Drug Retail: 0.2%
	Bellis Acquisition Co PLC
575,000	3.250%, 02/16/2026	611,502
	Roadster Finance DAC
800,000	1.625%, 12/09/2024	799,538
		1,411,040

Food/Beverage/Tobacco: 2.3%
	Bacardi Ltd / Bacardi-Martini BV
500,000	5.250%, 01/15/2029 [1]	484,141
	Bright Food Singapore Holdings Pte Ltd
200,000	1.375%, 06/19/2024	204,883
4,150,000	1.750%, 07/22/2025	4,051,141
	Coca-Cola Europacific Partners PLC
1,600,000	1.500%, 01/15/2027 [1]	1,400,257
	Coca-Cola Icecek AS
900,000	4.215%, 09/19/2024	876,366
	Conagra Brands Inc
1,425,000	5.300%, 10/01/2026	1,411,445
	Constellation Brands Inc
225,000	3.600%, 05/09/2024	221,758
175,000	4.350%, 05/09/2027	167,556
	Kraft Heinz Foods Co
2,250,000	3.000%, 06/01/2026	2,110,411
1,300,000	2.250%, 05/25/2028	1,276,617
	Louis Dreyfus Co Finance BV
1,825,000	2.375%, 11/27/2025	1,849,691
	Mondelez International Holdings Netherlands BV
1,500,000	0.750%, 09/24/2024 [1]	1,427,660
	Sigma Alimentos SA de CV
2,150,000	2.625%, 02/07/2024	2,258,197
	Sysco Corp
2,700,000	3.300%, 07/15/2026	2,536,339
	Viterra Finance BV
4,075,000	0.375%, 09/24/2025	3,982,038
		24,258,500

Gaming: 0.7%
	Caesars Entertainment Inc
1,000,000	6.250%, 07/01/2025 [1]	987,786
	International Game Technology PLC
2,400,000	3.500%, 06/15/2026	2,428,368
	MGM Resorts International
1,250,000	6.750%, 05/01/2025	1,244,711
	Playtech PLC
3,000,000	4.250%, 03/07/2026	3,077,235
		7,738,100

Healthcare: 3.5%
	Amgen Inc
800,000	1.900%, 02/21/2025	761,155
500,000	5.250%, 03/02/2025	496,408
500,000	5.507%, 03/02/2026	497,220
	Cheplapharm Arzneimittel GmbH
2,800,000	4.375%, 01/15/2028	2,707,366
	CVS Health Corp
1,250,000	5.000%, 01/30/2029	1,210,371
	GE HealthCare Technologies Inc
2,500,000	5.550%, 11/15/2024	2,488,655
	GN Store Nord AS
1,660,000	0.750%, 12/06/2023	1,738,310
2,070,000	0.875%, 11/25/2024	2,052,743
	Grifols SA
2,000,000	1.625%, 02/15/2025	2,044,151
	Gruenenthal GmbH
2,900,000	3.625%, 11/15/2026	2,918,243
	HCA Inc
1,900,000	5.375%, 02/01/2025	1,880,937
2,980,000	5.875%, 02/15/2026	2,964,930
2,104,000	5.200%, 06/01/2028	2,035,349
	IQVIA Inc
1,675,000	5.700%, 05/15/2028 [1]	1,629,423
	Kenvue Inc
675,000	5.500%, 03/22/2025 [1]	673,630
	MPT Operating Partnership LP / MPT Finance Corp
510,000	2.550%, 12/05/2023	606,070
2,300,000	3.325%, 03/24/2025	2,146,865
1,300,000	2.500%, 03/24/2026	1,211,398
	Pfizer Investment Enterprises Pte Ltd
350,000	4.450%, 05/19/2026	342,143
	Phoenix PIB Dutch Finance BV
400,000	2.375%, 08/05/2025	404,683
	Tenet Healthcare Corp
3,000,000	4.875%, 01/01/2026	2,877,040
	Werfen SA
1,800,000	4.625%, 06/06/2028	1,877,848
		35,564,938

Homebuilders/Real Estate: 6.6%
	Akelius Residential Property AB
4,300,000	1.125%, 03/14/2024	4,468,990
	Aldar Sukuk Ltd
1,200,000	4.750%, 09/29/2025	1,173,934
	American Tower Corp
1,000,000	0.450%, 01/15/2027	930,214
2,200,000	5.250%, 07/15/2028	2,129,137
	Aroundtown SA
1,100,000	0.625%, 07/09/2025	1,034,774
	Balder Finland Oyj
3,380,000	1.000%, 01/18/2027	2,873,388
	Blackstone Property Partners Europe Holdings SARL
3,600,000	2.000%, 02/15/2024	3,759,080
	Castellum AB
500,000	2.125%, 11/20/2023	525,511
	CTP NV
2,233,000	0.625%, 11/27/2023	2,343,110
400,000	0.500%, 06/21/2025	386,233
	DIC Asset AG
600,000	2.250%, 09/22/2026	347,814
	Digital Dutch Finco BV
2,100,000	0.625%, 07/15/2025	2,055,504
	Fastighets AB Balder
250,000	1.875%, 03/14/2025	246,538
1,100,000	1.875%, 01/23/2026	1,024,227
	Globalworth Real Estate Investments Ltd
2,300,000	3.000%, 03/29/2025	2,075,162
	GLP Capital LP / GLP Financing II Inc
1,410,000	3.350%, 09/01/2024	1,371,048
	Hammerson PLC
1,434,000	3.500%, 10/27/2025	1,626,271
	Heimstaden Bostad Treasury BV
800,000	4.235% (3 Month EURIBOR + .550%), 01/19/2024 [2]	842,968
1,500,000	0.250%, 10/13/2024	1,483,277
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
3,130,000	5.250%, 10/01/2025 [1]	3,016,268
	MasTec Inc
1,180,000	4.500%, 08/15/2028 [1]	1,062,350
	NE Property BV
2,700,000	1.750%, 11/23/2024	2,742,219
1,400,000	1.875%, 10/09/2026	1,315,729
	P3 Group SARL
1,000,000	0.875%, 01/26/2026	941,974
	Samhallsbyggnadsbolaget i Norden AB
650,000	1.750%, 01/14/2025	588,627
	SBB Treasury Oyj
3,340,000	4.293% (3 Month EURIBOR + .550%), 02/08/2024 [2]	3,397,954
	Tritax EuroBox PLC
600,000	0.950%, 06/02/2026	558,197
	Trust Fibra Uno
350,000	5.250%, 12/15/2024	343,419
4,550,000	5.250%, 01/30/2026	4,375,759
	VICI Properties LP / VICI Note Co Inc
6,200,000	5.625%, 05/01/2024 [1]	6,165,949
2,800,000	4.500%, 09/01/2026 [1]	2,633,294
210,000	4.250%, 12/01/2026 [1]	195,876
	Webuild SPA
2,425,000	5.875%, 12/15/2025	2,567,375
200,000	3.875%, 07/28/2026	197,439
1,300,000	7.000%, 09/27/2028	1,350,296
	Weyerhaeuser Co
4,325,000	4.750%, 05/15/2026	4,224,720
		66,374,625

Hotels: 1.6%
	Hyatt Hotels Corp
3,985,000	1.800%, 10/01/2024	3,824,405
2,550,000	5.375%, 04/23/2025	2,522,703
1,750,000	5.750%, 01/30/2027	1,739,662
	Marriott International Inc
1,975,000	3.600%, 04/15/2024	1,950,968
900,000	5.450%, 09/15/2026	892,187
725,000	4.900%, 04/15/2029	691,772
	Pterosaur Capital Co Ltd
2,000,000	1.000%, 09/25/2024	2,006,238
	Whitbread Group PLC
2,000,000	3.375%, 10/16/2025	2,305,830
		15,933,765

Insurance: 0.3%
	Athora Holding Ltd
1,900,000	6.625%, 06/16/2028	1,968,188
	Galaxy Bidco Ltd
900,000	6.500%, 07/31/2026	1,023,975
	Rothesay Life PLC
450,000	8.000%, 10/30/2025	556,596
		3,548,759

Leisure: 0.4%
	CPUK Finance Ltd
375,000	3.588%, 08/28/2025	433,144
510,000	6.500%, 08/28/2026	595,022
	Expedia Group Inc
1,500,000	6.250%, 05/01/2025 [1]	1,503,334
1,225,000	5.000%, 02/15/2026	1,200,250
		3,731,750

Metals/Mining: 0.7%
	Gold Fields Orogen Holdings BVI Ltd
4,400,000	5.125%, 05/15/2024	4,359,586
	Novelis Corp
3,000,000	3.250%, 11/15/2026 [1]	2,682,699
		7,042,285

Paper: 0.2%
	Suzano Austria GmbH
2,100,000	6.000%, 01/15/2029	2,045,061

Publishing/Printing: 0.3%
	Informa PLC
2,800,000	2.125%, 10/06/2025	2,838,380

Pulp, Paper, and Paperboard Mills: 0.2%
	SUZANO INTL FIN B V SR GLBL NT5.5% 27
2,400,000	5.500%, 01/17/2027	2,353,356

Railroads: 0.5%
	Canadian Pacific Railway Co
2,000,000	1.350%, 12/02/2024	1,896,733
	Getlink SE
2,725,000	3.500%, 10/30/2025	2,810,454
		4,707,187

REITS: 0.2%
	Hammerson PLC
2,100,000	6.000%, 02/23/2026	2,460,865

Services: 2.3%
	Almaviva-The Italian Innovation Co SPA
2,400,000	4.875%, 10/30/2026	2,461,532
	Aramark International Finance SARL
1,500,000	3.125%, 04/01/2025	1,563,451
	Arena Luxembourg Finance SARL
2,000,000	1.875%, 02/01/2028	1,756,638
	Arrow Electronics Inc
1,055,000	6.125%, 03/01/2026	1,051,297
	Brink’s Co
3,200,000	5.500%, 07/15/2025 [1]	3,139,779
	Leasys SPA
5,925,000	4.375%, 12/07/2024	6,278,412
	Loxam SAS
1,560,000	3.250%, 01/14/2025	1,623,073
	PeopleCert Wisdom Issuer PLC
1,500,000	5.750%, 09/15/2026	1,530,964
	Securitas Treasury Ireland DAC
1,550,000	4.375%, 03/06/2029	1,630,931
	Techem Verwaltungsgesellschaft 675 mbH
1,500,000	2.000%, 07/15/2025	1,535,043
	Zenith Finco PLC
450,000	6.500%, 06/30/2027	438,360
		23,009,480

Steel: 0.5%
	ArcelorMittal SA
2,550,000	4.875%, 09/26/2026	2,732,904
	thyssenkrupp AG
2,100,000	2.875%, 02/22/2024	2,204,546
		4,937,450

Super Retail: 0.3%
	Alibaba Group Holding Ltd
3,000,000	3.600%, 11/28/2024	2,923,766

Supranational: 0.5%
	Africa Finance Corp
580,000	3.875%, 04/13/2024	570,668
	Eastern & Southern African Trade & Development Bank
4,200,000	4.875%, 05/23/2024	4,099,326
		4,669,994

Technology: 3.6%
	ams-OSRAM AG
2,550,000	6.000%, 07/31/2025	2,670,961
	Cellnex Finance Co SA
3,800,000	2.250%, 04/12/2026	3,796,513
	Clarios Global LP / Clarios US Finance Co
1,500,000	4.375%, 05/15/2026	1,527,962
	Competition Team Technologies Ltd
3,000,000	3.750%, 03/12/2024	2,966,700
	Dell Bank International DAC
4,800,000	4.500%, 10/18/2027	5,123,386
	Dell International LLC / EMC Corp
1,199,000	6.020%, 06/15/2026	1,204,048
	Gen Digital Inc
1,625,000	5.000%, 04/15/2025 [1]	1,588,820
	Hewlett Packard Enterprise Co
2,440,000	5.900%, 10/01/2024	2,438,740
	LG Energy Solution Ltd
1,830,000	5.750%, 09/25/2028	1,820,917
	Oracle Corp
2,500,000	5.800%, 11/10/2025	2,510,130
	Qorvo Inc
1,450,000	1.750%, 12/15/2024 [1]	1,364,222
	SK Hynix Inc
2,000,000	6.250%, 01/17/2026	2,000,980
2,000,000	6.375%, 01/17/2028	1,997,605
	VMware Inc
450,000	1.000%, 08/15/2024	431,150
1,800,000	4.500%, 05/15/2025	1,759,079
3,500,000	3.900%, 08/21/2027	3,262,989
		36,464,202

Telecommunications: 3.7%
	A1 Towers Holding GmbH
3,000,000	5.250%, 07/13/2028	3,222,514
	Altice Financing SA
1,500,000	2.250%, 01/15/2025	1,563,621
	AT&T Inc
1,780,000	5.539%, 02/20/2026	1,766,183
	Bharti Airtel International Netherlands BV
2,206,000	5.350%, 05/20/2024	2,195,330
	Bharti Airtel Ltd
4,100,000	4.375%, 06/10/2025	3,996,845
	eircom Finance DAC
1,600,000	2.625%, 02/15/2027	1,506,708
	Global Switch Holdings Ltd
2,625,000	1.500%, 01/31/2024	2,744,004
	iliad SA
1,000,000	2.375%, 06/17/2026	977,398
	LCPR Senior Secured Financing DAC
540,000	6.750%, 10/15/2027 [1]	496,671
	Matterhorn Telecom SA
1,600,000	3.125%, 09/15/2026	1,578,474
	PLT VII Finance SARL
475,000	4.625%, 01/05/2026	487,442
	PPF Telecom Group BV
5,100,000	2.125%, 01/31/2025	5,212,153
	RCS & RDS SA
2,400,000	3.250%, 02/05/2028	2,096,527
	Rogers Communications Inc
844,000	2.950%, 03/15/2025	805,283
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
215,625	4.738%, 03/20/2025 [1]	213,405
	TDC Net A/S
1,500,000	5.056%, 05/31/2028	1,561,128
	Telecom Italia SPA
1,430,000	5.303%, 05/30/2024 [1]	1,407,334
	T-Mobile USA Inc
2,510,000	2.250%, 02/15/2026	2,314,557
	Verizon Communications Inc
2,600,000	4.125%, 03/16/2027	2,474,509
		36,620,086

Transportation Excluding Air/Rail: 2.3%
	Autostrade per l’Italia SPA
3,200,000	1.750%, 02/01/2027	3,112,111
	DP World Ltd
4,200,000	2.375%, 09/25/2026	4,171,693
	Firstgroup PLC
1,375,000	6.875%, 09/18/2024	1,680,074
	Gatwick Funding Ltd
1,700,000	5.250%, 01/23/2024	2,068,404
200,000	6.125%, 03/02/2026	244,560
	GXO Logistics Inc
2,175,000	1.650%, 07/15/2026	1,912,781
	Heathrow Funding Ltd
1,125,000	7.125%, 02/14/2024	1,375,200
	Mundys SPA
4,000,000	1.875%, 07/13/2027	3,788,635
	Pelabuhan Indonesia Persero PT
200,000	4.250%, 05/05/2025	193,939
	Penske Truck Leasing Co Lp / PTL Finance Corp
775,000	5.550%, 05/01/2028 [1]	751,507
	Q-Park Holding I BV
1,500,000	1.500%, 03/01/2025	1,541,629
1,800,000	2.000%, 03/01/2027	1,646,945
	Stagecoach Group Ltd
650,000	4.000%, 09/29/2025	749,457
		23,236,935

Utilities: 1.6%
	Adani Green Energy Up
950,000	6.250%, 12/10/2024	909,623
	Drax Finco PLC
4,000,000	2.625%, 11/01/2025	3,902,458
	E.ON SE
5,775,000	3.500%, 01/12/2028	6,010,384
	EEW Energy from Waste GmbH
1,100,000	0.361%, 06/30/2026	1,027,740
	Tabreed Sukuk Spc Ltd
750,000	5.500%, 10/31/2025	744,456
	Vena Energy Capital Pte Ltd
3,300,000	3.133%, 02/26/2025	3,131,505
		15,726,166

TOTAL CORPORATE BONDS (Cost $837,206,960)		819,671,479

FOREIGN GOVERNMENT NOTE/BOND: 9.4%
Airlines: 0.5%
	Air France-KLM
2,000,000	7.250%, 05/31/2026	2,169,984
2,600,000	3.875%, 07/01/2026	2,597,683

Automotive & Auto Parts: 1.5%
	RCI Banque SA
1,350,000	0.500%, 07/14/2025	1,335,679
1,750,000	4.125%, 12/01/2025	1,838,866
4,500,000	4.625%, 07/13/2026	4,771,270
1,675,000	4.625%, 10/02/2026	1,776,387
	Schaeffler AG
1,100,000	2.750%, 10/12/2025	1,116,696
	Valeo SE
700,000	1.500%, 06/18/2025	706,832
3,600,000	5.375%, 05/28/2027	3,811,478
		15,357,208

Banking: 3.8%
	Abanca Corp Bancaria SA
2,500,000	5.500% (1 Year EUR Swap Rate + 2.250%), 05/18/2026 [2]	2,642,977
500,000	4.625% (5 Year Swap Rate EUR + 5.014%), 04/07/2030 [2]	507,369
2,100,000	8.375% (5 Year Swap Rate EUR + 5.245%), 09/23/2033 [2]	2,251,970
	Argenta Spaarbank NV
2,600,000	5.375% (1 Year EUR Swap Rate + 2.750%), 11/29/2027 [2]	2,774,562
	Banco Comercial Portugues SA
600,000	3.871% (5 Year Swap Rate EUR + 4.231%), 03/27/2030 [2]	590,824
	BNP Paribas SA
1,600,000	2.375% (5 Year Swap Rate EUR + 1.850%), 11/20/2030 [2]	1,594,201
	Commerzbank AG
5,600,000	4.000% (5 Year Swap Rate EUR + 4.350%), 12/05/2030 [2]	5,677,683
	Credit Agricole SA
2,300,000	1.625% (5 Year Swap Rate EUR + 1.900%), 06/05/2030 [2]	2,289,641
	Hamburg Commercial Bank AG
3,600,000	6.250%, 11/18/2024	3,833,288
2,300,000	0.500% (3 Month EURIBOR + .900%), 09/22/2026 [2]	2,195,377
	KBC Group NV
2,200,000	4.375% (3 Month EURIBOR + 1.700%), 11/23/2027 [2]	2,320,431
	La Banque Postale SA
1,100,000	0.875% (5 Year Swap Rate EUR + 1.380%), 01/26/2031 [2]	1,044,707
	Societe Generale SA
8,500,000	1.000% (5 Year Swap Rate EUR + 1.550%), 11/24/2030 [2]	8,121,960
2,200,000	1.125% (5 Year Swap Rate EUR + 1.600%), 06/30/2031 [2]	2,051,718
	Tatra Banka as
900,000	5.952% (3 Month EURIBOR + 2.650%), 02/17/2026 [2]	957,833
		38,854,541

Capital Goods: 0.2%
	Traton Finance Luxembourg SA
2,200,000	4.125%, 01/18/2025	2,315,760

Containers: 0.2%
	ProGroup AG
2,000,000	3.000%, 03/31/2026	1,952,971

Diversified Financial Services: 1.9%
	Aareal Bank AG
2,100,000	4.500%, 07/25/2025	2,199,411
	ALD SA
3,700,000	0.000% (3 Month EURIBOR + .650%), 10/06/2025 [2]	3,914,407
4,900,000	4.250%, 01/18/2027	5,125,047
	Arval Service Lease SA
700,000	4.625%, 12/02/2024	742,536
4,200,000	4.125%, 04/13/2026	4,406,894
2,300,000	4.750%, 05/22/2027	2,445,232
		18,833,527

Homebuilders/Real Estate: 0.8%
	HOWOGE Wohnungsbaugesellschaft mbH
4,500,000	0.000%, 11/01/2024	4,521,571
	Kojamo Oyj
2,000,000	1.625%, 10/17/2023	2,107,696
	Vonovia SE
1,300,000	4.750%, 05/23/2027	1,367,277
		7,996,544

Hotels: 0.3%
	Accor SA
2,900,000	3.000%, 02/04/2026	2,912,638

Telecommunications: 0.2%
	iliad SA
2,200,000	5.375%, 06/14/2027	2,269,213

TOTAL FOREIGN GOVERNMENT NOTE/BOND (Cost $96,149,419)		95,260,069

CONVERTIBLE BONDS: 2.7%
Banking: 1.5%
	Alpha Bank SA
3,050,000	7.500% (1 Year EUR Swap Rate + 5.084%), 06/16/2027 [2]	3,352,385
	Australia & New Zealand Banking Group Ltd
800,000	1.125% (5 Year Swap Rate EUR + 1.400%), 11/21/2029 [2]	802,690
	ING Groep NV
700,000	2.125% (5 Year Swap Rate EUR + 2.400%), 05/26/2031 [2]	681,713
	National Australia Bank Ltd
500,000	1.699% (UK Government Bonds 5 Year Note Generic Bid Yield + 1.400%), 09/15/2031 [2]	518,651
	Raiffeisen Schweiz Genossenschaft
4,500,000	5.230%, 11/01/2027	4,895,982
2,700,000	4.840%, 11/03/2028	2,875,217
	Standard Chartered PLC
2,310,000	5.200%, 01/26/2024	2,300,895
		15,427,533

Diversified Financial Services: 0.8%
	UBS AG
8,475,000	5.125%, 05/15/2024	8,366,520

Healthcare: 0.4%
	Organon & Co / Organon Foreign Debt Co-Issuer BV
4,000,000	2.875%, 04/30/2028	3,651,238

TOTAL CONVERTIBLE BONDS (Cost $27,640,403)		27,445,291

FOREIGN GOVERNMENT AGENCY ISSUE: 1.0%
Agency: 0.5%
	Airport Authority
2,000,000	4.875%, 01/12/2026	1,979,080
	Indian Railway Finance Corp Ltd
2,750,000	3.730%, 03/29/2024	2,720,259
		4,699,339

Transportation Excluding Air/Rail: 0.5%
	Pelabuhan Indonesia Persero PT
5,100,000	4.875%, 10/01/2024	5,031,193

TOTAL FOREIGN GOVERNMENT AGENCY ISSUE (Cost $9,800,572)		9,730,532

BANK LOANS: 0.1%
Airlines: 0.1%
	British Airways TL
700,000	4.650%, 02/21/2026 [2,3]	922,151

TOTAL BANK LOANS (Cost $921,352)		922,151

Shares †		Value
SHORT-TERM INVESTMENTS: 0.6%
Money Market Funds: 0.6%
5,875,933	First American Treasury Obligations Fund - Class X, 5.267% [4]	5,875,933
Total Money Market Funds: 0.6%		5,875,933

TOTAL SHORT-TERM INVESTMENTS (Cost $5,875,933)		5,875,933

TOTAL INVESTMENTS IN SECURITIES: 95.0% (Cost $977,594,722)		958,905,455
Other Assets in Excess of Liabilities: 5.0%		50,632,555
TOTAL NET ASSETS: 100.0%		$1,009,538,010

PIK - Payment In Kind - represents the security may pay interest in additional par

T a

†	In USD unless otherwise indicated
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust’s Board of Trustees.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Annualized seven-day effective yield as of September 30, 2023.

Summary of Fair Value Disclosure at September 30, 2023 (Unaudited)

The Muzinich Low Duration Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023. See the Schedule of Investments for an industry breakout.

Muzinich Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Bank Loans	$–	$–	$922,151	$922,151
Convertible Bonds	–	27,445,291	–	27,445,291
Corporate Bonds	–	819,671,479	–	819,671,479
Foreign Government Agency Issue	–	9,730,532	–	9,730,532
Foreign Government Note/Bond	–	95,260,069	–	95,260,069
Short-Term Investments	5,875,933	–	–	5,875,933
Total Investments in Securities	$5,875,933	$952,107,371	$922,151	$958,905,455

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2023 (Unaudited)

The Muzinich Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the U.S. Bancorp Investments, Inc.

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	September 30, 2023	Currency to be Received	September 30, 2023	(Depreciation)
10/18/2023	EUR 311,133,179	$327,283,570	USD 342,500,912	$344,243,760	16,960,190
12/12/2023	EUR 202,000,000	214,319,287	USD 216,556,726	216,556,726	2,237,439
10/18/2023	USD 36,178,580	42,631,880	GBP 43,695,798	44,863,118	2,231,238
		$584,234,737		$605,663,604	$21,428,867

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Bank Loans
Balance as of December 31, 2022	$852,199
Acquisitions	-
Dispositions	-
Accrued discounts/premiums	14,534
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	55,418
Transfer in and/or out of Level 3	-
Balance as of September 30, 2023	$922,151

Change in unrealized appreciation/depreciation for Level 3 investments held at September 30, 2023	$55,418

Type of Security	Fair Value at September 30, 2023	Valuation Techniques	Unobservable Input	Input Value(s)
Bank Loans	$922,151	Comparable Securities	Adjustment to yield	94 bps
Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

Muzinich & Co., Inc., as Advisor to the Fund and the Fund’s Valuation Designee under Rule 2a-5 of the Investment Company Act of 1940, oversees valuation techniques.